Schedule of Realized Capital Gains and Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 118,294	$ 14,911	$ 17,743
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,759	(1,537)	2,545
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,110	(1,507)	1,452
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	62,821	27,944
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(239)	(40)	(221)
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	52,724	(9,949)	13,967
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 119